Revenue from external customers (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues from External Customers
Domestic		2,123,070,915	1,750,315,088	1,750,635,902
North America		372,860,848	266,168,245	129,296,834
Other international regions		487,504,894	367,157,206	214,625,630
Total Revenues	$ 474,020,346	2,983,436,657	2,383,640,539	2,094,558,366